WARRANT LIABILITY	9 Months Ended
Sep. 30, 2021
WARRANT LIABILITY

9.    DERIVATIVE LIABILITY

The Company classified certain conversion and redemption features, mentioned below, in the convertible note issued on April 16, 2021 as embedded derivative instruments due to the variable conversion price feature and potential adjustments to conversion prices due to events of a qualified financing, IPO, or a change of control.

Feature 1: Automatic conversion into shares of the Company’s next equity financings upon qualified financing adjusted for the discount rate.

Feature 2: Automatic conversion upon IPO or merger with a Special Purpose Acquisition Company (“SPAC”) into the shares of the Company’s common stock.

Feature 3: Optional redemption upon a change of control.

These features are bundled into a single unit and are recorded as derivative liabilities at fair value in the consolidated financial statements. These fair value estimates were measured using inputs classified as Level 3 of the fair value hierarchy. To arrive at the fair value of the embedded unit the Company relies upon a with-and-without analysis. This methodology compares the calculated value of the convertible note and the indicated value of the debt component. In order to compute the fair value of the convertible note, the Company utilizes the discounted cash flow analysis, where the discounted rate was calculated by utilizing a risk-free rate, an option-adjusted spread, and a risk premium.

The Company used four exit scenarios namely SPAC — Fast, SPAC — Slow, Financing, and Maturity. The following table presents the inputs and assumptions used in the valuation of the fair value of the debt component.

September 30, 2021
(unaudited)
Term in years	0.08 – 0.54
Risk premium	56.89%
Option adjusted spread	6.54%
Risk free rate	0.05% – 0.07%

The difference between the indicated fair value of the debt component and the fair value of the instruments results in the indicated value of the embedded feature. The following table presents the fair value of the different components using the discounted cash flow and the with-and-without analysis to determine the fair value of the derivative liabilities as of September 30, 2021 (in thousands):

September 30, 2021
(unaudited)
Fair value of instrument	$35,010
Fair value of straight debt component	21,064
Fair value of embedded unit	13,946

The following table provides a roll-forward of the fair values of the Company’s derivative liability for the period ended September 30, 2021 (in thousands):

September 30, 2021
(unaudited)
Balance – December 31, 2020	$—
Add: Derivative liability on date of issuance of convertible note	8,163
Change in fair market value of derivative liability	5,783
Balance – September 30, 2021	13,946

The change in fair value of the derivative liability, which is bifurcated from the host instrument, is initially measured at its issue-date fair value, and the subsequent change in fair value of $5.8 million is recognized as other income or expense.

Northern Genesis Acquisition Corp II [Member]
WARRANT LIABILITY

NOTE 9.   WARRANT LIABILITY

Warrants — Public Warrants may only be exercised for a whole number of shares. No fractional warrants will be issued upon separation of the Units and only whole warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Company will not be obligated to deliver any shares of common stock pursuant to the exercise of a warrant and will have no obligation to settle such warrant exercise unless a registration statement under the Securities Act with respect to the shares of common stock underlying the warrants is then effective and a prospectus relating thereto is current, subject to the Company satisfying its obligations with respect to registration. No warrant will be exercisable and the Company will not be obligated to issue any shares of common stock upon exercise of a warrant unless common stock issuable upon such warrant exercise has been registered, qualified or deemed to be exempt under the securities laws of the state of residence of the registered holder of the warrants.

The Company has agreed that as soon as practicable, but in no event later than 15 days, after the closing of a Business Combination, it will use its best efforts to file with the SEC a registration statement for the registration under the Securities Act of the shares of common stock issuable upon exercise of the warrants and thereafter will use its best efforts to cause the same to become effective and to maintain the effectiveness of such registration statement, and a current prospectus relating thereto, until the expiration of the warrants in accordance with the provisions of the warrant agreement. Notwithstanding the above, if the Company’s common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but it will be required to use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Once the warrants become exercisable, the Company may redeem the Public Warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
●	if, and only if, the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like), for any 20 trading days within a 30 trading day period commencing once the warrants become exercisable and ending commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders

If and when the warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

In addition, if (x) the Company issues additional common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share of common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the common stock during the 10 trading day period starting on the trading day prior the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.

The Private Placement Warrants and Working Capital Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants, Working Capital Warrants, and the common stock issuable upon the exercise of the Private Placement Warrants and Working Capital Warrants cannot be transferred until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants and Working Capital Warrants will be exercisable on a cashless basis and be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If any Private Placement Warrants or Working Capital Warrants are held by someone other than the initial purchasers or their permitted transferees, such Private Placement Warrants and Working Capital Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.